Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of the filing of this Quarterly Report and determined that there have been no events that have occurred that would require adjustments to our disclosures in the unaudited condensed consolidated financial statements except for the matters described below.

On June 13, 2024, the Company entered into an amendment to the SEPA with Yorkville. Such amendment permits the Company to, at its sole discretion, temporarily suspend the use of its existing registration statement for its common shares under the SEPA (the “Registration Statement“). This suspension, known as a “Black Out Period,” may be implemented if the Company believes it is necessary to delay the disclosure of sensitive, material information or to update the Registration Statement or prospectus to ensure all information is accurate and not misleading. During any Black Out Period, Yorkville has agreed not to sell any of the Company’s common shares under the Registration Statement, although Yorkville may still sell these common shares through other legal exemptions, provided all relevant laws are followed. The Company has also committed that any Black Out Period imposed will not be more restrictive than those applied to its own directors and senior executives regarding the transfer of Company shares. Additionally, the Company will not issue any advance notices pursuant to the SEPA to Yorkville during a Black Out Period. If the Company publicly discloses the previously withheld material information during a Black Out Period, the suspension will end immediately, and Yorkville will be promptly notified.

On June 26, 2025, the Company closed a private placement for gross proceeds of $5 million, before deducting placement agent fees and other offering expenses, for the issuance and sale of 1,952,363 of its common shares (or pre-funded warrants in lieu thereof) and short-term preferred investment options to purchase up to an aggregate of 1,952,363 common shares, at a purchase price of $2.561 per share (or pre-funded warrant in lieu thereof) and associated short-term preferred investment option. The short-term preferred investment option issued in the offering is exercisable immediately upon issuance at an exercise price of $2.436 per share and will expire eighteen months from the effective date of the Resale Registration Statement (as defined below). The potential additional gross proceeds to the Company from the short-term preferred investment options, if fully-exercised on a cash basis, will be approximately $4.75 million. No assurance can be given that any of such short-term preferred investment options will be exercised. The Company also amended certain existing preferred investment options to purchase up to an aggregate of 199,115 common shares that were previously issued in October 2023 and had an exercise price of $16.60 per share, for $0.125 per amended preferred investment option, such that the amended preferred investment options have a reduced exercise price of $2.436 per share.

15.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of the filing of this Annual Report on Form 10-K and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the matters described below.

On September 17, 2024, the Company received a notification (the “Delisting Notice”) from the Nasdaq Listing Qualifications Department stating that due to the deficiency in the Company’s compliance with Listing Rule 5550(a)(2) which required the Company to maintain a bid price of its listed securities over $1 for 30 consecutive days, the Company’s securities would be delisted from Nasdaq on September 26, 2024, unless the Company appealed Nasdaq’s determination to a Hearings Panel (the “Panel”). A hearing request will stay the suspension of the Company’s securities pending the Panel’s discussion. On September 17, 2024, the Company submitted the hearing request to appeal (the “Appeal Request”) Nasdaq’s determination before the Panel. The hearing will take place on October 31, 2024 and it is anticipated that the Panel’s decision will follow shortly thereafter. The pendency of the Appeal Request does not have an immediate effect on the listing of our Common Shares and our Common Shares will continue to trade on Nasdaq under the symbol “INM”. While the Company has filed the Appeal Request, there can be no assurances, however, that we will be successful in regaining compliance with the continued listing requirements and maintaining the listing of our Common Shares on Nasdaq. Delisting from Nasdaq could materially and adversely affect our ability to raise additional financing through the public or private sale of equity securities, would significantly affect the ability of investors to trade our securities and would negatively affect the value and liquidity of our securities, including our Common Shares. See Item 1A. “Risk Factors” of this Annual Report, including the risk that “any actual or threatened delisting of our securities by Nasdaq could have a material and adverse effect on our business, operations and financial condition, and could, among other things, limit investors’ ability to make transactions in our securities and subject us to additional trading restrictions,” for further information regarding the risks pertaining to the Delisting Notice and the Appeal Request.

Refer to note 9 – Lease Obligations with reference to a new lease agreement.

Refer to note 12 - Commitments and Contingencies with reference to the Patent License Agreement.

Under the Amended ATM Agreement, the Company issued 186,361 Common Shares for gross proceeds of $1,030,000 during the period of July 11, 2024 through July 29, 2024.